4. Stockholders Deficiency (Details Narrative) - Quarterly (USD $)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013
Shares Issued in Merger			3,846,000,000
Shares Returned to Treasury			35,000,000
Convertible Promissory Note Issued			$ 400,000
Issuance of stock in private placement, Shares			700,000,000
Members' capital contributions			141,986
Compensation			137,157
Quarterly Member
Common Stock, Par Value		$ 0.000001	$ 0.000001
Common Stock, Shares Authorized		6,000,000,000	6,000,000,000
Shares Issued in Merger			3,846,000,000
Shares Returned to Treasury			35,000,000
Convertible Promissory Note Issued			400,000
Issuance of stock in private placement, Shares		700,000,000
Proceeds from issuance of private placement		40,000
Members' capital contributions			141,986
Compensation	18,200	30,518
Direct Payment [Member]
Members' capital contributions			19,825
Direct Payment [Member] | Quarterly Member
Members' capital contributions			19,825
Inventories [Member]
Members' capital contributions			123,038
Inventories [Member] | Quarterly Member
Members' capital contributions			$ 123,038